Related party transactions (Details) (USD $) In Thousands, unless otherwise specified	5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	May 25, 2011 Mexican federal government Predecessor Registrant	Dec. 31, 2010 Mexican federal government Predecessor Registrant	May 25, 2011 Mexican federal government Satellite services Predecessor Registrant	Dec. 31, 2010 Mexican federal government Satellite services Predecessor Registrant	May 25, 2011 Mexican federal government Satellite capacity Predecessor Registrant	Dec. 31, 2010 Mexican federal government Satellite capacity Predecessor Registrant	May 25, 2011 Loral Predecessor Registrant	Dec. 31, 2010 Loral Predecessor Registrant	Dec. 31, 2012 Intenal Mexicana, S.A. P. I. de C. V.
Related party transactions
Revenues from related party			$ 2,225	$ 4,896	$ 977	$ 2,344	$ 119	$ 287
Expenses from: Rent of control centers	225	479
Expenses from: Professional fees									144
Capital expenditures for: Construction Satmex 8							$ 148,932	$ 59,065